Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands, $ in Thousands												1 Months Ended	12 Months Ended
	Oct. 13, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Dec. 30, 2020	Sep. 11, 2020	Jun. 29, 2020	May 12, 2020 MXN ($)	May 12, 2020 USD ($)	Apr. 23, 2020 MXN ($)	Apr. 01, 2020 MXN ($)	Apr. 01, 2020 USD ($)	Apr. 24, 2019 MXN ($)	Oct. 31, 2017	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Aug. 19, 2020 MXN ($)	Dec. 31, 2018 MXN ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													$ 8,770,062		$ 5,192,628		$ 6,192,679					$ 4,584,507
Total Debt													13,779,547		13,900,346				$ 440,000,000				$ 2,897,404	$ 440,000,000
Debt term short													578,144		1,138,750
Debt term long													13,201,403		12,761,596
Deferment investments																					$ 2,292,355
Dividends								$ 2,463,000			$ 3,000,000		2,463,000				3,000,000
Disposal of loans													4,429,334		245,520		$ 152,047
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													5,700,314		4,058,495
Total Debt													4,630,722		3,971,210
Debt term short													6,964		322,209
Debt term long													4,623,758		3,649,001
Deferment investments																		$ 3,533,480			$ 2,292,355
Loans received													1,500,000
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													2,295,087		804,634
Total Debt													6,952,069		7,171,278
Debt term short													353,672		529,337
Debt term long													6,598,397		6,641,941
Amount of aid subsidy received under CARES Act						$ 367,752	$ 17,125						333,477	$ 16,292	367,752	$ 17,125
Term of loan			3 years
Disposal of loans									$ 239,200	$ 10,000
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													774,661		329,499
Total Debt													2,196,756		2,757,858
Debt term short													217,508		287,204
Debt term long													1,979,248		2,470,654
Term of loan				1 year
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents															5,192,628
Forecast | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Deferment investments													3,533,480
BBVA Bancomer, S. A.
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan					18 months							7 years
Disposal of loans	$ 1,960,000	$ 20,000
BBVA Bancomer, S. A. | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Disposal of loans	$ 1,960,000
Bancolombia S
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan				10 months
Bancolombia S | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Debt													409,400					20,000		$ 20,000
Banco Popular De Puerto Rico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan			3 years						3 years	3 years
Disposal of loans									$ 239,200
Banco Popular De Puerto Rico | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan					18 months
Aerostar
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of aid subsidy received under CARES Act													333,477	16,292	$ 367,752	$ 17,125
Grant under CARES Act													210,574					10,577
Amount of subsidy received													20,122	$ 983
Grant under ARPA Law													$ 731,106					$ 35,716